Net Loss Per Share - Additional Informtion (Detail) - Rigetti Computing, Inc - $ / shares		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Weighted-average Class A Common Stock outstanding	[1]	53,691,948,000	21,847,581,000
Exercise price common stock of warrants or rights outstanding		$ 0.01
Weighted average number of shares Contingently Issuable shares under earnout arrangement		3,059,273
Warrant [Member]
Weighted-average Class A Common Stock outstanding		3,976,326	5,254,479

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.